Commitments and Contingencies (Details) - USD ($)	Dec. 31, 2017	Jun. 30, 2017
Unrecorded Unconditional Purchase Obligation [Line Items]
Remaining 2018	$ 570,000	$ 914,000
2019	684,000	603,000
2020	2,608,000	2,500,000
2021	5,027,000	5,000,000
2022
Thereafter	7,500,000	7,500,000
Total	16,389,000	16,517,000
Prescription database [Member]
Unrecorded Unconditional Purchase Obligation [Line Items]
Remaining 2018	498,000	769,000
2019	573,000	573,000
2020
2021
2022
Thereafter
Total	1,071,000	1,342,000
Natesto [Member]
Unrecorded Unconditional Purchase Obligation [Line Items]
Remaining 2018
2019
2020	2,500,000	2,500,000
2021	5,000,000	5,000,000
2022
Thereafter	7,500,000	7,500,000
Total	15,000,000	15,000,000
Manufacturing/commercial supply agreements [Member]
Unrecorded Unconditional Purchase Obligation [Line Items]
Remaining 2018
2019
2020
2021
2022
Thereafter
Total
Office Lease [Member]
Unrecorded Unconditional Purchase Obligation [Line Items]
Remaining 2018	72,000	145,000
2019	111,000	30,000
2020	108,000
2021	27,000
2022
Thereafter
Total	$ 318,000	$ 175,000